Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Intangible Assets, Net [Abstract]
Intangible Assets, Net

7. Intangible Assets, Net

The following table summarizes the Group’s intangible assets, net:

	As of December 31,
	2011	2012	2012
	RMB	RMB	US$
Software	7,250	12,665	2,033
Domain name	54	54	9
Total	7,304	12,719	2,042
Less: accumulated amortization	(1,889)	(3,231)	(519)
Net book value	5,415	9,488	1,523

Amortization expenses for the years ended December 31, 2010, 2011 and 2012 were RMB0.5 million, RMB1.0 million and RMB1.9 million (US$0.3 million), respectively. Based on the current amount of intangible assets subject to amortization, the estimated amortization expenses for each of the following five years are as follows: 2013: RMB2.5 million, 2014: RMB2.5 million, 2015: RMB2.2 million, 2016: RMB1.7 million, and 2017: RMB0.6 million.